ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
8.1Accounting policies
Accounting receivable are measured based on the invoiced amount, net of the provision for losses, and approximate the fair value given their short-term nature.
Considering the requirements of IFRS 9 – Financial Instruments, the provision for losses on receivables are measured by applying the simplified approach, through the use of historical data, projecting the expected loss over the life of the contract, by segmenting the receivables portfolio into groups that have the same pattern of collection and according to the respective maturities. Additionally, for certain cases, the Company carries out individual analyses to assess the risks of collecting the receivables to recognize an additional provision, if necessary.
8.2Breakdown of accounts receivable

	December 31,
Description	2025	2024

Local currency
Credit card companies	1,957,920	720,938
Cargo and travel agencies	311,706	234,036
Loyalty program partners	146,035	37,497
Others	89,675	43,602
Total local currency	2,505,336	1,036,073
Foreign currency
Reimbursement receivable for contractual guarantees	104,901	324,838
Clearinghouse	46,060	52,203
Credit card companies	18,104	19,659
Reimbursement receivable for maintenance reserves	7,057	101,487
Others	93,551	268,838
Total foreign currency	269,673	767,025
Total	2,775,009	1,803,098
Provision for losses	(22,815)	(27,724)
Total net	2,752,194	1,775,374

Current	2,722,742	1,775,374
Non-current	29,452	—
The Company renegotiated several lease agreements directly with the counterparties as part of the Chapter 11 process. Following the formal approval of the Plan, and based on the best expectations and information available, credits were offset against amounts payable to those same lessors, totaling R$1,345.
In Brazil, credit card receivables are not exposed to credit risk of the cardholder. The balances can easily be converted into cash, when necessary, through advance payment with credit card companies.
During the year ended December 31, 2025, the Company anticipated the receipt of R$9,980,348 (R$11,398,429 on December 31, 2024) in accounts receivable from credit card administrators, without right of return, with an average cost of 1.3% p.m. on the anticipated amount, resulting of R$327,897 of interest (R$327,771 on December 31, 2024).
The breakdown of accounts receivable by maturity, net of allowances for losses:

	December 31,
Description	2025	2024

Not past due
Up to 90 days	1,333,233	682,785
91 to 180 days	642,072	380,194
181 to 360 days	507,918	173,221
Over 360 days	29,452	—
	2,512,675	1,236,200
Past due
Up to 90 days	103,562	311,261
91 to 180 days	21,668	142,521
181 to 360 days	39,775	88,986
Over 360 days	97,329	24,130
	262,334	566,898

Provision for losses	(22,815)	(27,724)
Total	2,752,194	1,775,374
Past‑due balances over 90 days mainly correspond to amounts owed by aircraft manufacturers that are included in the Chapter 11 restructuring process. The Company conducts discussions with these manufacturers and, based on the progress of the negotiations and the established commercial relationship, maintains the expectation of receiving the recorded amounts.
As of March 20, 2026, of the total amount due, R$108,614 has been received.
The movement of provision for loss is presented below:

	December 31,
Description	2025	2024

Balances at the beginning of the year	(27,724)	(27,234)
Additions	(22,424)	(27,643)
Reversals	21,504	26,051
Write-off of uncollectible amounts	5,829	1,102
Balances at the end of the year	(22,815)	(27,724)